Accounting principles applied in the preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policy [Abstract]
Schedule of Reconciliation between the Non-cancellable Operating Lease

The following table presents the reconciliation between the non-cancellable operating lease commitments reported as of December 31, 2018 and the lease liabilities recognized on January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 4.9%.

(in USD ’000)	Total
Operating lease commitments disclosed as at December 31, 2018	3,074
Discounted using the Group’s incremental borrowing rate at the date of initial application	2,772
(Less): short-term and low-value leases recognized on a straight-line basis as expense	(37)
(Less): adjustments relating to changes in the index or rate affecting variable payments	(28)
Lease liability recognized as at January 1, 2019	2,707
Of which are:
Current lease liabilities	577
Non-current lease liabilities	2,130

Summary of Useful Lives of Furniture Fixtures and Equipment

Furniture, fixtures and equipment are carried at cost less depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Depreciation is calculated using the straight-line method, on the basis of the following useful lives:

• furniture	5 years
• hardware	3 years
• leasehold improvement	duration of lease

Summary of Geographical Analysis of Assets	The geographical analysis of non-current assets is as follows:
	As at December 31,
in USD ‘000	2019	2018
Switzerland	28,391	21,954
USA	779	246
Total non-current assets	29,170	22,200

Summary of Geographical Analysis of Operating Expenses

The geographical analysis of operating expenses is as follows:

	Year ended December 31,
in USD ‘000	2019	2018	2017
Switzerland	102,492	73,050	63,956
USA	4,619	4,119	3,524
Total operating expenses	107,111	77,169	67,480